SCHEDULE OF AMOUNT DUE TO RELATED PARTY (Details) (Parenthetical)	6 Months Ended
	Dec. 31, 2024	Jun. 12, 2024	Oct. 04, 2023	Sep. 04, 2023
Team General Construction Pte. Ltd. [Member]
Percentage of shares held ownership	60.00%
Mr Gao [Member]
Equity Method Investment, Ownership Percentage	100.00%	3.00%	3.00%	3.00%
Mr Gao [Member] | Chief Executive Officer [Member]
Equity Method Investment, Ownership Percentage	100.00%